Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Total opearting lease costs	$ 44.2	$ 53.5
Variable lease costs	6.6	$ 8.5
Total operating lease expense			$ 48.7
Operating lease agreements, additional area leased	1.8
Operating lease right-of-use assets	41.8
Lease liabilities	42.6
Lease Termination Fee	18.0
Additional lease gain	$ 0.8